Cover	Apr. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 03, 2024
Entity Registrant Name	Smith Micro Software, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35525
Entity Tax Identification Number	33-0029027
Entity Address, Address Line One	5800 Corporate Drive
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15237
City Area Code	412
Local Phone Number	837-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SMSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000948708
Amendment Flag	false
Current Fiscal Year End Date	--12-31